CONCENTRATION OF CREDIT RISK (Details Narrative) - Customer Concentration Risk [Member] - One Customer [Member] - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	75.00%	100.00%	54.00%	100.00%	49.00%	45.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40.00%		71.00%		26.00%	95.00%
Trade receivables	$ 55,255		$ 107,738		$ 2,927	$ 38,465